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                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)


                      Supplement dated May 4, 2001, to the
             Statement of Additional Information dated May 1, 2001


For the period May 3, 2001 through July 30, 2001, AG Edwards will receive, for purchases by their Growth & Income Model portfolio and their Growth Model portfolio only, full dealer reallowance on Class A Shares, an additional 50 basis points on Class B Shares and an additional 25 basis points on Class C Shares with respect to AIM BASIC VALUE FUND only.